SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.  SUBSEQUENT EVENTS

On January 7, 2025, the Group approved to increase its authorized share capital to 8,800,000,000 ordinary shares at a par value of $0.00005 per share, which shall be divided into 8,399,935,000 Class A ordinary shares, 65,000 Class A preference shares and 400,000,000 Class B ordinary shares.